Commitment and Contingencies - Additional Information (Detail)										1 Months Ended	12 Months Ended
	Sep. 06, 2023 USD ($)	Aug. 31, 2023 USD ($) $ / shares	Jul. 29, 2022	Nov. 03, 2021 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares $ / shares	Jan. 08, 2020 USD ($)	Jan. 08, 2020 TWD ($)	Jan. 15, 2018 USD ($)	Jan. 15, 2018 TWD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Mar. 15, 2024 USD ($) $ / shares	Aug. 15, 2023 USD ($) $ / shares
Operating Leased Assets [Line Items]
Contractual obligation											$ 0
Revenue											4,292,000	$ 5,585,000	$ 5,492,000
Loss contingency, Obligated payment								$ 2,588,005	$ 79,477,648
Litigation settlement, amount						$ 882,077	$ 27,084,180
Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount		$ 7,000,000														$ 105,346
Payment of accrued interest		480,000
Debt instrument interest rate stated percentage																4.50%
Debt instrument maturity date			Aug. 30, 2022
Debt instrument extendable maturity date			Aug. 30, 2023
Conversion price | $ / shares																$ 0.1
Partial repayment of debt	$ 1,480,000	1,000,000
Convertible Promissory Note | Aeolus Robotics Corporation | Series B Preferred Stock
Operating Leased Assets [Line Items]
Debt instrument principal amount												$ 8,000,000
Conversion price | $ / shares				$ 2.718								$ 3.00
Preferred stock, par value per share | $ / shares				0.0001
Shares issued, price per share | $ / shares				$ 3.02
Debt instrument conversion price				$ 2,000,000
Preferred stock, shares issued | shares				735,835,000
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount					$ 10,000,000
Debt instrument interest rate stated percentage					2.00%
Debt instrument maturity date														Aug. 30, 2022
Debt instrument extendable maturity date														Aug. 30, 2023
Conversion price | $ / shares					$ 3.00
Debt instrument convertible number of shares | shares					3,333,333
Debt instrument convertible percentage of ordinary shares					4.62%
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation | Tranche One
Operating Leased Assets [Line Items]
Percentage of outstanding principal amount converted					20.00%
Percentage of conversion price equal to purchase price offered					90.00%
Convertible Note Purchase Agreement | Convertible Promissory Note | Aeolus Robotics Corporation | Tranche Two
Operating Leased Assets [Line Items]
Percentage of outstanding principal amount converted					80.00%
Percentage of conversion price equal to purchase price offered					100.00%
Convertible Note Amendment Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount		$ 7,000,000
Debt instrument interest rate stated percentage		4.00%
Debt instrument maturity date		Feb. 28, 2025
Debt instrument extendable maturity date		Feb. 28, 2026
Debt instrument offering price percentage		80.00%
Minimum | Convertible Note Amendment Agreement | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Conversion price | $ / shares		$ 1.25
License
Operating Leased Assets [Line Items]
Expected payment for incentive fee											0
Revenue											$ 0
License agreement extended commencement period											2022-01
License agreement extended expiration period											2024-01
License | Extended and Amended License Agreement
Operating Leased Assets [Line Items]
Expected payment for incentive fee										$ 20,000
Revenue										$ 600,000
License | Minimum
Operating Leased Assets [Line Items]
License agreement period											2022-01
License | Maximum
Operating Leased Assets [Line Items]
License agreement period											2024-01
Subsequent Event | Convertible Promissory Note | Aeolus Robotics Corporation
Operating Leased Assets [Line Items]
Debt instrument principal amount															$ 63,208
Debt instrument interest rate stated percentage															4.50%
Conversion price | $ / shares															$ 0.1